Finance Income and Finance Expense (Tables)	6 Months Ended
Jun. 30, 2023
Finance Income and Finance Expense [Abstract]
Schedule of Finance Income and Finance Expense
	SIX MONTHS ENDED
	JUNE 30,	JUNE 30,
	2023	2022
Interest income	240	-
Net foreign exchange gain	-	58,293
Revaluation gain from derivative financial instrument	-	450,850
Gain on modification of financial instruments	36,778	-
Total finance income	37,018	509,143
Interest expense (incl. bank charges)	532,980	376,848
Net foreign exchange loss	116,477	-
Revaluation loss from derivative financial instrument	204,344	-
Loss on derecognition of financial instruments	7,317	-
Transaction Costs	-	1,137
Total finance expense	861,118	377,985
Finance income/(expense), net	(824,100)	131,158